PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited)
1
Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 97.9%
Australia : 6.3%
59,206
(1)
Adbri Ltd.
$ 117,767
0.1
62,045
AGL Energy Ltd.
350,428
0.1
222,622
(1)
Alkane Resources Ltd.
82,931
0.0
45,216
ALS Ltd.
371,497
0.2
10,283
Altium Ltd.
330,351
0.1
30,693
Ampol Ltd.
725,968
0.3
8,830
(1)
Audinate Group Ltd.
95,062
0.0
310,498
Base Resources Ltd.
32,592
0.0
26,351
(1)
Bathurst Resources Ltd.
15,600
0.0
372,788
Beach Energy Ltd.
400,054
0.2
1,114,951
Beacon Minerals Ltd.
18,287
0.0
89,246
BlueScope Steel Ltd.
1,362,640
0.5
96,520
(1)
Boral Ltd.
332,650
0.1
17,538
(1)
Cettire Ltd.
35,669
0.0
145,133
Champion Iron Ltd.
796,206
0.3
49,645
Charter Hall Group
387,217
0.2
8,967  Clinuvel Pharmaceuticals
Ltd.
91,733
0.0
7,348
Collins Foods Ltd.
57,608
0.0
162,309
CSR Ltd.
730,875
0.3
12,956
Data#3 Ltd.
82,395
0.0
12,368
(1)(2)
DGL Group Ltd./Au
7,627
0.0
34,151
Duratec Ltd.
30,947
0.0
69,787
Emeco Holdings Ltd.
28,703
0.0
145,237  Gold Road Resources
Ltd.
143,501
0.1
16,365  GR Engineering Services
Ltd.
25,671
0.0
67,274
GrainCorp Ltd. - Class A
353,452
0.1
53,562
Grange Resources Ltd.
16,528
0.0
32,679
Helia Group Ltd.
105,083
0.1
22,825
Helloworld Travel Ltd.
36,301
0.0
156,949
Horizon Oil Ltd.
15,306
0.0
125,856
Iluka Resources Ltd.
587,823
0.2
122,226
(1)
Image Resources NL
4,972
0.0
35,650
Inghams Group Ltd.
99,760
0.1
14,713
IPD Group Ltd./Australia
46,778
0.0
15,513
JB Hi-Fi Ltd.
577,124
0.2
71,002
(1)
Karoon Energy Ltd.
89,333
0.0
115,297
Macmahon Holdings Ltd.
13,168
0.0
27,563
Netwealth Group Ltd.
299,380
0.1
1,649
(1)
Neuren Pharmaceuticals
Ltd.
25,264
0.0
157,619
New Hope Corp. Ltd.
551,296
0.2
100,021
Nufarm Ltd.
360,538
0.1
1,805
Objective Corp. Ltd.
14,482
0.0
313,687
OceanaGold Corp.
627,631
0.2
36,306
OM Holdings Ltd.
10,957
0.0
135,059
Orica Ltd.
1,424,457
0.5
61,824
Orora Ltd.
112,370
0.1
63,070
(1)
Perenti Ltd.
33,541
0.0
399,504
Perseus Mining Ltd.
470,417
0.2
107,335
Ramelius Resources Ltd.
111,486
0.1
62,887
(1)
Regis Resources Ltd.
85,770
0.0
29,501
Ridley Corp. Ltd.
53,907
0.0
32,945  Seven Group Holdings
Ltd.
771,084
0.3
143,887
(1)
Sierra Rutile Holdings Ltd.
5,853
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Australia (continued)
253,806
(1)
Silver Lake Resources
Ltd.
$ 199,736
0.1
47,344  Southern Cross Electrical
Engineering Ltd.
29,081
0.0
57,661
SRG Global Ltd.
25,931
0.0
26,254
Stanmore Resources Ltd.
67,372
0.0
58,063
Super Retail Group Ltd.
599,223
0.2
70,814
Technology One Ltd.
723,522
0.3
13,471
(1)
Temple & Webster Group
Ltd.
79,798
0.0
213,941  Ventia Services Group
Pty Ltd.
459,007
0.2
365,038
(1)
Westgold Resources Ltd.
526,622
0.2
139,090
Whitehaven Coal Ltd.
760,372
0.3
17,028,704
6.3
Austria : 0.2%
1,638
Addiko Bank AG
25,933
0.0
333
DO & Co. AG
46,423
0.0
8,697
Kontron AG
201,687
0.1
1,609
Palfinger AG
41,640
0.0
2,747
Porr AG
38,543
0.0
12,406  Raiffeisen Bank
International AG
258,655
0.1
1,330
Semperit AG Holding
20,841
0.0
590
Zumtobel Group AG
3,826
0.0
637,548
0.2
Belgium : 0.5%
6,321
Barco NV
105,007
0.1
1,523
Bekaert SA
74,281
0.1
533
Cie d'Entreprises CFE
4,718
0.0
19,204
Colruyt Group N.V
877,389
0.3
11,865
Deceuninck NV
29,017
0.0
2,945
(1)
Materialise NV, ADR
16,698
0.0
478
Sipef NV
25,467
0.0
3,786
(1)
TINC Comm VA
47,255
0.0
489  Wereldhave Belgium
Comm VA
25,049
0.0
1,204,881
0.5
Bermuda : 0.2%
14,134
DHT Holdings, Inc.
157,170
0.0
10,400
(1)
Seadrill Ltd.
447,644
0.2
604,814
0.2
Burkina Faso : 0.1%
21,492
Endeavour Mining PLC
372,307
0.1
Canada : 8.3%
1,900
ADENTRA, Inc.
44,742
0.0
4,300  AGF Management Ltd. -
Class B
24,627
0.0
24,954
AirBoss of America Corp.
79,997
0.0
63,666  Alamos Gold, Inc. - Class
A
770,934
0.3
13,140
(1)
ATS Corp.
562,075
0.2
19,409
Bird Construction, Inc.
221,021
0.1
22,700
Black Diamond Group Ltd.
146,386
0.1
16,409  Boardwalk Real Estate
Investment Trust
851,908
0.3
10,367
(1)
Bombardier, Inc. - Class B
383,158
0.2
19,208
(1)
Canfor Corp.
232,590
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
2,696
(1)
Canfor Pulp Products, Inc.
$ 3,449
0.0
34,400
Cascades, Inc.
376,380
0.1
80,790
(1)
Celestica, Inc.
2,776,828
1.0
63,178  CES Energy Solutions
Corp.
189,846
0.1
5,500
(1)
Coveo Solutions, Inc.
39,763
0.0
34,759
(1)
Crew Energy, Inc.
108,068
0.1
92,375  Dundee Precious Metals,
Inc.
591,579
0.2
37,708  Element Fleet
Management Corp.
636,110
0.2
14,613
Enghouse Systems Ltd.
406,505
0.2
31,400
(1)
Ensign Energy Services,
Inc.
54,418
0.0
7,580
EQB, Inc.
520,500
0.2
10,508
Exco Technologies Ltd.
60,104
0.0
46,927
Finning International, Inc.
1,358,124
0.5
134,238  Headwater Exploration,
Inc.
630,028
0.2
20,159  High Arctic Energy
Services, Inc.
16,494
0.0
1,852  Information Services
Corp.
33,611
0.0
6,823
(1)
Kinaxis, Inc.
830,869
0.3
25,400
Kinross Gold Corp.
139,993
0.1
5,911
Linamar Corp.
280,371
0.1
52,300
(1)
Major Drilling Group
International, Inc.
322,876
0.1
19,475  Martinrea International,
Inc.
200,044
0.1
2,400
(1)
Mattr Corp.
29,044
0.0
74,200
(1)
MEG Energy Corp.
1,402,926
0.5
2,200
Melcor Developments Ltd.
19,227
0.0
1,400
Morguard Corp.
116,721
0.1
10,159
Mullen Group Ltd.
113,117
0.1
4,400  Neo Performance
Materials, Inc.
25,233
0.0
80,894
(1)
NuVista Energy Ltd.
626,959
0.2
200
(1)
O3 Mining, Inc.
216
0.0
14,974
Onex Corp.
1,105,634
0.4
35,400
(1)
Osisko Mining, Inc.
63,720
0.0
32,744
Parex Resources, Inc.
542,141
0.2
13,800
Parkland Corp.
470,932
0.2
15,815
Pason Systems, Inc.
173,389
0.1
23,900  PHX Energy Services
Corp.
166,035
0.1
2,100
Pizza Pizza Royalty Corp.
22,758
0.0
3,700  Polaris Renewable
Energy, Inc.
37,318
0.0
3,100
Propel Holdings, Inc.
36,201
0.0
900  Richards Packaging
Income Fund
23,410
0.0
34,234
Russel Metals, Inc.
1,122,673
0.4
12,500
Stelco Holdings, Inc.
401,279
0.2
15,006
Stella-Jones, Inc.
887,781
0.3
48,680
Superior Plus Corp.
333,839
0.1
10,900
(1)
Thinkific Labs, Inc.
27,160
0.0
40,700
(1)
Torex Gold Resources,
Inc.
418,065
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
15,400  Total Energy Services,
Inc.
$ 107,901
0.0
37,716
TransAlta Corp.
273,237
0.1
33,975
Tricon Residential, Inc.
374,004
0.1
5,135
(1)
Victoria Gold Corp.
23,871
0.0
25,700
(1)
Vitalhub Corp.
79,521
0.0
1,100
Wajax Corp.
26,051
0.0
83,827
Whitecap Resources, Inc.
542,449
0.2
1,658
Winpak Ltd.
52,017
0.0
22,538,227
8.3
Chile : 0.1%
46,686
Lundin Mining Corp.
381,280
0.1
China : 1.3%
16,956
Autohome, Inc., ADR
427,291
0.2
25,800  Baoxiniao Holding Co.
Ltd. - Class A
22,068
0.0
81,400  Canny Elevator Co. Ltd. -
Class A
73,404
0.0
78,400  Central China Land Media
Co. Ltd. - Class A
103,326
0.0
85,100  Changjiang Publishing &
Media Co. Ltd. - Class A
84,166
0.0
48,951  China World Trade Center
Co. Ltd. - Class A
117,048
0.0
7,410  Cofoe Medical Technology
Co. Ltd. - Class A
31,118
0.0
504,800  Fujian Expressway
Development Co. Ltd. -
Class A
219,509
0.1
9,700  G-bits Network
Technology Xiamen Co.
Ltd. - Class A
244,582
0.1
909,897
(1)
Greenland Hong Kong
Holdings Ltd.
32,059
0.0
17,000
(1)
Guangdong Homa Group
Co. Ltd. - Class A
14,373
0.0
159,200  Henan Lantian Gas Co.
Ltd. - Class A
253,671
0.1
313,242
(1)
Natural Food International
Holding Ltd.
16,828
0.0
31,758
Pacific Online Ltd.
1,929
0.0
187,500  Rongan Property Co. Ltd.
- Class A
60,589
0.0
14,000  Shenzhen Honor
Electronic Co. Ltd. - Class
A
70,004
0.0
327,421  Ten Pao Group Holdings
Ltd.
39,368
0.0
156,400  Time Publishing and
Media Co. Ltd. - Class A
230,258
0.1
17,200  Wasu Media Holding Co.
Ltd. - Class A
16,032
0.0
206,666  Xiamen Comfort Science
& Technology Group Co.
Ltd. - Class A
187,105
0.1
20,200  Xiamen Jihong
Technology Co. Ltd. -
Class A
40,910
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
111,800  Xilinmen Furniture Co.
Ltd. - Class A
$ 235,322
0.1
236,500  Yangzijiang Shipbuilding
Holdings Ltd.
295,251
0.1
31,666
(1)
Yiren Digital Ltd., ADR
136,164
0.1
169,000  Zhejiang Meida Industrial
Co. Ltd. - Class A
206,147
0.1
214,500  Zhejiang Publishing &
Media Co. Ltd. - Class A
218,099
0.1
38,486
(1)
Zhiou Home Furnishing
Technology Co. Ltd. -
Class A
118,949
0.1
3,495,570
1.3
Colombia : 0.0%
33,300
(1)
Aris Mining Corp.
103,037
0.0
Denmark : 3.0%
6,307
(1)
ALK-Abello A/S
101,775
0.0
14,811
(1)
Bang & Olufsen A/S
20,629
0.0
26,775
(1)
Bavarian Nordic A/S
615,109
0.2
6,482
D/S Norden A/S
348,775
0.1
21,430
ISS A/S
405,498
0.2
9,606
Jyske Bank A/S, Reg
735,787
0.3
3,964
(1)
NKT A/S
276,386
0.1
82
North Media A/S
919
0.0
21,262
Pandora A/S
3,106,739
1.2
1,801
Per Aarsleff Holding A/S
82,900
0.0
7,963
Rockwool A/S - Class B
2,170,930
0.8
1,323
Skjern Bank
31,552
0.0
4,135  Sparekassen Sjaelland-
Fyn A/S
133,366
0.1
8,030,365
3.0
Egypt : 0.0%
234,266
(1)
Emaar Misr for
Development SAE
28,153
0.0
7,129  Orascom Construction
PLC
44,297
0.0
72,450
0.0
Finland : 0.7%
30  Alandsbanken Abp -
Class B
1,057
0.0
2,585
Cargotec Oyj - Class B
146,957
0.1
25,355
Konecranes Oyj
1,088,904
0.4
35,682
Oriola Oyj - Class B
41,880
0.0
39
Ponsse Oyj
998
0.0
3
Relais Group Oyj
41
0.0
4,221
Scanfil Oyj
33,946
0.0
6,198
Taaleri Oyj
63,231
0.0
15,109
TietoEVRY Oyj
350,610
0.2
942
Titanium Oyj
17,408
0.0
1,217
Vaisala Oyj - Class A
48,137
0.0
1,793,169
0.7
France : 7.1%
20,498
Accor SA
809,535
0.3
10,458
Arkema SA
1,138,171
0.4
4,764
Beneteau SACA
57,094
0.0
1,109
Boiron SA
47,966
0.0
19,754
(2)
Catana Group
122,954
0.1
5,282
CBo Territoria
20,664
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
4,493
(1)
Constellium SE
$ 84,244
0.0
19,704
(1)
Criteo SA, ADR
510,925
0.2
8,646
Eiffage SA
904,629
0.3
38,542
Elis SA
847,414
0.3
5,760
Eurazeo SE
490,636
0.2
314
Fountaine Pajot SA
38,345
0.0
4,792
GL Events
103,263
0.0
342
Groupe Crit
27,498
0.0
5,820
Groupe SFPI
12,076
0.0
2,070
(2)
Guerbet
50,992
0.0
15,756
Ipsen SA
1,816,645
0.7
3,430
Jacquet Metals SACA
67,044
0.0
2,691
Kaufman & Broad SA
79,659
0.0
72,144
Klepierre SA
1,867,850
0.7
26,676
(3)
La Francaise des Jeux
SAEM
1,081,271
0.4
698
Neurones
34,209
0.0
15,455
Renault SA
582,028
0.2
75,545
Rexel SA
2,012,003
0.8
2,820
(2)
Serge Ferrari SAS
19,901
0.0
489
Societe BIC SA
33,835
0.0
4,485
Sopra Steria Group SACA
1,051,971
0.4
25,329
SPIE SA
837,818
0.3
300
Stef SA
39,229
0.0
1,221
Synergie SE
42,357
0.0
62,258
Technip Energies NV
1,288,771
0.5
2,455
Television Francaise 1 SA
21,649
0.0
19,328
(1)
Ubisoft Entertainment SA
426,337
0.2
10,194
(1)
Unibail-Rodamco-
Westfield
729,935
0.3
67,002
(1)
Vallourec SA
958,541
0.4
10,858
(3)
Verallia SA
382,899
0.1
240
Vetoquinol SA
27,649
0.0
4,398
Vicat SACA
171,106
0.1
1,185
Virbac SA
427,651
0.2
19,266,764
7.1
Germany : 5.7%
26,321
Aixtron SE
979,617
0.4
540
Amadeus Fire AG
65,234
0.0
955
Atoss Software AG
261,670
0.1
6,341
Aurubis AG
456,127
0.2
14,405
Bechtle AG
746,938
0.3
1,252
Bijou Brigitte AG
51,471
0.0
2,249
CANCOM SE
71,391
0.0
12,428  CTS Eventim AG & Co.
KGaA
841,089
0.3
16,145
Duerr AG
369,129
0.1
948
Elmos Semiconductor SE
66,212
0.0
26,676
(1)
Encavis AG
371,390
0.2
7,714
Ernst Russ AG
36,889
0.0
4,467
Fielmann AG
232,428
0.1
5,240
(1)
flatexDEGIRO AG
57,299
0.0
24,937
Freenet AG
689,073
0.3
16,323
GEA Group AG
653,718
0.3
5,982
Gerresheimer AG
609,856
0.2
853
Gesco SE
15,441
0.0
3,585
GFT Technologies SE
126,767
0.1
3,455  Hornbach Holding AG &
Co. KGaA
248,064
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Germany (continued)
17,955
HUGO BOSS AG
$ 1,121,368
0.4
1,828
Indus Holding AG
44,065
0.0
1,382
(1)
Ionos SE
29,215
0.0
9,303
KION Group AG
424,447
0.2
750
Krones AG
92,943
0.0
696
Mutares SE & Co. KGaA
28,270
0.0
18,257
Nemetschek SE
1,684,634
0.6
65
New Work SE
4,323
0.0
6,251
(1)
ProCredit Holding AG &
Co. KGaA
52,963
0.0
1,609
Rational AG
1,236,005
0.5
1,369
Rheinmetall AG
479,382
0.2
4,921
Salzgitter AG
137,253
0.1
8,660
(3)
Scout24 SE
637,636
0.2
4,807
(1)
SMA Solar Technology AG
246,550
0.1
1,125
Stabilus SE
78,832
0.0
492
Stemmer Imaging AG
16,961
0.0
63,517
(1)
TAG Immobilien AG
889,034
0.3
24,184
(1)(3)
TeamViewer SE
346,716
0.1
145,650
thyssenkrupp AG
898,903
0.3
9,724
Trivago NV, ADR
24,310
0.0
564
USU Software AG
10,671
0.0
15,434,284
5.7
Greece : 0.2%
36,812
(1)
National Bank of Greece
SA
279,884
0.1
2,038
Piraeus Port Authority SA
55,061
0.0
29,864
(1)
StealthGas, Inc.
228,161
0.1
7,911  Thrace Plastics Holding
and Co.
37,361
0.0
600,467
0.2
Guernsey : 0.0%
23,245  Balanced Commercial
Property Trust Ltd.
22,294
0.0
Hong Kong : 0.6%
100,838
Analogue Holdings Ltd.
12,769
0.0
72,000  Brilliance China
Automotive Holdings Ltd.
38,387
0.0
204,478
Build King Holdings Ltd.
29,294
0.0
116,000  China Leon Inspection
Holding Ltd.
22,256
0.0
278,903  China Merchants Land
Ltd.
10,752
0.0
198,200  China Taiping Insurance
Holdings Co. Ltd.
164,531
0.1
194,000  Comba Telecom Systems
Holdings Ltd.
16,190
0.0
80,000  Computer & Technologies
Holdings Ltd.
24,354
0.0
1,703
Computime Group Ltd.
81
0.0
111,072
(1)
Ever Reach Group
Holdings Co. Ltd.
2,799
0.0
691,406
(1)
Fountain SET Holdings
Ltd.
32,722
0.0
18,111  FSE Lifestyle Services
Ltd.
12,718
0.0
456,462  Harbin Electric Co. Ltd. -
Class H
134,651
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
111,276  Henan Jinma Energy Co.
Ltd. - Class H
$ 15,941
0.0
31,000  Hong Kong Ferry
Holdings Co. Ltd.
17,694
0.0
232,000
(1)
Hop Fung Group Holdings
Ltd.
2,371
0.0
102,000
IVD Medical Holding Ltd.
22,832
0.0
14,087  Johnson Electric Holdings
Ltd.
18,474
0.0
164,500
Kerry Properties Ltd.
261,223
0.1
58,501  Lee's Pharmaceutical
Holdings Ltd.
10,281
0.0
33,822  Lung Kee Bermuda
Holdings
5,364
0.0
210,000  Media Chinese
International Ltd.
4,835
0.0
223,367
(1)
Midland Holdings Ltd.
14,173
0.0
66,878
Niraku GC Holdings, Inc.
2,181
0.0
58,939  Pico Far East Holdings
Ltd.
11,395
0.0
94,851
(1)
Road King Infrastructure
Ltd.
16,060
0.0
186,718
(1)
Shun Tak Holdings Ltd.
18,643
0.0
1,211,244  Singamas Container
Holdings Ltd.
83,663
0.1
321,180  Tang Palace China
Holdings Ltd.
20,952
0.0
3,031,176
(1)
Tongda Group Holdings
Ltd.
35,705
0.0
512,000  United Laboratories
International Holdings Ltd.
442,599
0.2
206,519  Vedan International
Holdings Ltd.
13,208
0.0
15,840
(1)
Wai Kee Holdings Ltd.
1,876
0.0
22,239  Xingfa Aluminium
Holdings Ltd.
16,783
0.0
319,000
(1)(4)
Xiwang Special Steel Co.
Ltd.
—
—
119,814  Zengame Technology
Holding Ltd.
81,237
0.0
1,618,994
0.6
India : 0.3%
15,941  Ddev Plastiks Industries
Ltd.
42,778
0.0
25,620
(4)
Geodesic Ltd.
—
—
127,098  Indiabulls Housing
Finance Ltd.
340,109
0.1
2,293
KDDL Ltd.
76,323
0.0
2,048  LG Balakrishnan & Bros
Ltd.
31,694
0.0
46,885
Manappuram Finance Ltd.
104,274
0.1
7,168  Newgen Software
Technologies Ltd.
73,342
0.0
11,142  Pearl Global Industries
Ltd.
78,402
0.1
21,379
(4)
Varun Industries Ltd.
—
—
1,464
WPIL Ltd.
76,849
0.0
823,771
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia : 0.2%
319,000
ABM Investama Tbk PT
$ 68,879
0.0
87,400  Adaro Energy Indonesia
Tbk PT
13,252
0.0
1,609,000
(1)
Agung Podomoro Land
Tbk PT
12,719
0.0
2,468,300
(1)
Alam Sutera Realty Tbk
PT
25,340
0.0
52,700
Bumitama Agri Ltd.
24,120
0.0
494,000  Champ Resto Indonesia
Tbk PT
40,540
0.0
559,000  Golden Agri-Resources
Ltd.
112,508
0.1
672,600  IMC Pelita Logistik Tbk
PT
21,312
0.0
26,175  Indo-Rama Synthetics
Tbk PT
4,989
0.0
3,618,000  Jasuindo Tiga Perkasa
Tbk
70,617
0.1
270,721
(1)
Mitrabahtera Segara
Sejati Tbk PT
19,043
0.0
3,677,900
(1)
Panin Financial Tbk PT
60,133
0.0
502,833  Salim Ivomas Pratama
Tbk PT
11,663
0.0
392,600  Wismilak Inti Makmur
Tbk PT
43,042
0.0
528,157
0.2
Iraq : 0.0%
20,558  Gulf Keystone Petroleum
Ltd.
27,259
0.0
Ireland : 1.1%
122,551  Bank of Ireland Group
PLC
1,126,972
0.4
108,347
Dalata Hotel Group PLC
562,618
0.2
5,697
DCC PLC
414,167
0.2
3,084
Dole PLC
34,818
0.0
44,936
Glanbia PLC
803,218
0.3
2,941,793
1.1
Israel : 1.8%
4,070
(1)
Camtek Ltd./Israel
316,809
0.1
5,222
(1)
Cognyte Software Ltd.
36,972
0.0
854  Ituran Location and
Control Ltd.
21,247
0.0
41,047
(1)
JFrog Ltd.
1,335,259
0.5
216
(1)
Nova Ltd.
31,279
0.0
44,656
(1)
Perion Network Ltd.
1,315,119
0.5
1,963
(1)
Radware Ltd.
35,884
0.0
4,822  Sapiens International
Corp. NV
131,641
0.1
11,957
(1)
Taboola.com Ltd.
56,437
0.0
7,854  Tel Aviv Stock Exchange
Ltd.
48,660
0.0
446
Telsys Ltd.
29,087
0.0
11,416
(1)
Wix.com Ltd.
1,448,462
0.6
4,806,856
1.8
Italy : 4.2%
593,702
A2A SpA
1,177,107
0.4
4,463
Abitare In SpA
23,682
0.0
4,680
(1)
Avio SpA
41,533
0.0
14,351
Azimut Holding SpA
400,086
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Italy (continued)
6,083
Banca IFIS SpA
$ 105,289
0.0
109,907
(1)
Banca Monte dei Paschi
di Siena SpA
385,743
0.1
162,179
Banco BPM SpA
875,000
0.3
215,238
BPER Banca
776,331
0.3
4,409
Brunello Cucinelli SpA
437,093
0.2
36,695
Buzzi Unicem SpA
1,247,257
0.5
43,756  Coca-Cola HBC AG -
Class DI
1,286,283
0.5
25,026  d'Amico International
Shipping SA
167,067
0.1
4,166  Danieli & C Officine
Meccaniche SpA
101,114
0.0
18,332
Datalogic SpA
119,740
0.1
6,320
De' Longhi SpA
204,699
0.1
12,039
ERG SpA
353,012
0.1
73,737
Hera SpA
259,747
0.1
305,518
Iren SpA
641,210
0.2
63,637
(1)
Iveco Group NV
679,091
0.3
34,742
Leonardo SpA
606,386
0.2
10,678
Orsero SpA
200,559
0.1
8,355
Piquadro SpA
18,871
0.0
577,364
Saras SpA
977,550
0.4
29,520
(1)
Sogefi SpA
59,756
0.0
3,839
SOL SpA
110,488
0.0
22
(1)
Somec SpA
635
0.0
11,255,329
4.2
Japan : 21.7%
3,400
&Do Holdings Co. Ltd.
26,415
0.0
4,900
77 Bank Ltd.
117,861
0.1
5,600  A&D HOLON Holdings
Co. Ltd.
77,099
0.0
19,800
Adastria Co. Ltd.
461,560
0.2
1,800
Ad-sol Nissin Corp.
19,291
0.0
5,800
Adways, Inc.
20,282
0.0
1,900  AEON Financial Service
Co. Ltd.
17,305
0.0
3,300
Ai Holdings Corp.
55,397
0.0
786
Aichi Tokei Denki Co. Ltd.
15,276
0.0
1,000
Aiphone Co. Ltd.
19,990
0.0
10,300
Aisan Industry Co. Ltd.
96,113
0.1
5,400
AIT Corp.
69,222
0.0
2,900
Akatsuki, Inc.
51,980
0.0
1,900
Akita Bank Ltd.
26,094
0.0
5,700
Almado, Inc.
56,176
0.0
1,200
(1)
AlphaPolis Co. Ltd.
19,512
0.0
55,800
Alps Alpine Co. Ltd.
414,121
0.2
1,900
Alps Logistics Co. Ltd.
22,981
0.0
44,200
Amada Co. Ltd.
476,991
0.2
2,500
Amano Corp.
57,612
0.0
6,300
Anest Iwata Corp.
55,553
0.0
3,900
AOKI Holdings, Inc.
31,039
0.0
1,000
Arata Corp.
22,196
0.0
4,000
Arealink Co. Ltd.
69,458
0.0
1,000
Argo Graphics, Inc.
29,343
0.0
5,900
Artner Co. Ltd.
87,604
0.0
9,800  Asahi Diamond Industrial
Co. Ltd.
57,902
0.0
700
ASAHI YUKIZAI Corp.
19,474
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,000
Asia Pile Holdings Corp.
$ 26,832
0.0
14,800
Asics Corp.
449,715
0.2
1,400  ASKA Pharmaceutical
Holdings Co. Ltd.
18,788
0.0
3,100
Ateam, Inc.
11,907
0.0
4,400
(1)
Atrae, Inc.
20,893
0.0
2,200
Aucnet, Inc.
31,542
0.0
16,600
Avant Group Corp.
162,083
0.1
6,700
Avex, Inc.
64,270
0.0
1,600
Axial Retailing, Inc.
44,262
0.0
6,000  Bando Chemical
Industries Ltd.
71,221
0.0
1,500
Bank of Iwate Ltd.
26,297
0.0
1,200
(1)
baudroie, Inc.
26,437
0.0
13,000  BayCurrent Consulting,
Inc.
302,237
0.1
2,800
Bewith, Inc.
35,439
0.0
16,300
BIPROGY, Inc.
477,239
0.2
10,100
BrainPad, Inc.
79,438
0.0
4,100
Bunka Shutter Co. Ltd.
40,841
0.0
5,200  Business Brain Showa-
Ota, Inc.
78,900
0.0
3,600  Business Engineering
Corp.
109,201
0.1
400
C Uyemura & Co. Ltd.
30,354
0.0
4,100
Carlit Holdings Co. Ltd.
26,891
0.0
44,565
(1)
Cellebrite DI Ltd.
402,868
0.2
5,400
Celsys, Inc.
24,786
0.0
2,000  Central Automotive
Products Ltd.
66,012
0.0
3,300
Central Glass Co. Ltd.
61,743
0.0
1,500  Central Security Patrols
Co. Ltd.
25,746
0.0
6,100
Chiba Kogyo Bank Ltd.
35,590
0.0
2,000  Chilled & Frozen Logistics
Holdings Co. Ltd.
22,827
0.0
1,700
Chino Corp.
27,642
0.0
1,300
Chiyoda Integre Co. Ltd.
24,325
0.0
2,200  Chuetsu Pulp & Paper
Co. Ltd.
29,723
0.0
4,100  Chugoku Marine Paints
Ltd.
52,155
0.0
74,900
Citizen Watch Co. Ltd.
475,038
0.2
2,100
CMC Corp.
17,258
0.0
19,200
Comture Corp.
237,422
0.1
2,600
Copro-Holdings Co. Ltd.
28,961
0.0
1,800
Core Corp.
22,085
0.0
6,200
Cosmos Initia Co. Ltd.
32,882
0.0
38,100
Credit Saison Co. Ltd.
707,192
0.3
2,800
Creek & River Co. Ltd.
37,994
0.0
7,700
CTS Co. Ltd.
36,412
0.0
2,700
Cube System, Inc.
20,708
0.0
2,800
(1)
Cyber Security Cloud, Inc.
46,756
0.0
8,100
Cybozu, Inc.
121,603
0.1
78,100
Daicel Corp.
765,159
0.3
96,800
Daido Steel Co. Ltd.
1,008,691
0.4
2,700  Daihatsu Diesel
Manufacturing Co. Ltd.
23,532
0.0
13,700
Daihen Corp.
649,170
0.3
7,600
Dai-Ichi Cutter Kogyo KK
70,736
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
3,500
Daiichikosho Co. Ltd.
$ 47,950
0.0
2,400  Daisue Construction Co.
Ltd.
23,326
0.0
2,700  Daito Pharmaceutical Co.
Ltd.
36,045
0.0
5,715
Daitron Co. Ltd.
115,923
0.1
2,400
Daiwa Industries Ltd.
25,601
0.0
3,100  Densan System Holdings
Co. Ltd.
62,151
0.0
2,300
Digital Arts, Inc.
78,838
0.0
5,500
Digital Garage, Inc.
132,601
0.1
6,600  Digital Hearts Holdings
Co. Ltd.
45,871
0.0
4,400  Digital Information
Technologies Corp.
51,950
0.0
2,800
dip Corp.
47,819
0.0
21,100
DMG Mori Co. Ltd.
422,497
0.2
1,900
DMS, Inc.
22,756
0.0
9,900
Doshisha Co. Ltd.
149,073
0.1
6,300
(2)
Double Standard, Inc.
69,622
0.0
22,382
DTS Corp.
550,495
0.2
11,400
Ebara Corp.
713,949
0.3
1,500
Eco's Co. Ltd./Japan
24,966
0.0
2,000
eGuarantee, Inc.
26,067
0.0
3,600
Ehime Bank Ltd.
25,763
0.0
27,000
Eiken Chemical Co. Ltd.
336,529
0.1
4,600
Elematec Corp.
55,699
0.0
19,400
en Japan, Inc.
358,540
0.1
4,700
Entrust, Inc.
24,714
0.0
4,100
ERI Holdings Co. Ltd.
51,559
0.0
5,400
Exedy Corp.
103,602
0.1
8,000
Fibergate, Inc./Japan
52,276
0.0
5,000
Forum Engineering, Inc.
27,621
0.0
2,400
FTGroup Co. Ltd.
20,772
0.0
1,700
Fudo Tetra Corp.
26,846
0.0
1,900
Fuji Corp./Aichi
32,193
0.0
3,700
Fuji Corp./Miyagi
44,459
0.0
8,000
Fuji Media Holdings, Inc.
94,774
0.1
2,300  Fuji Seal International,
Inc.
27,123
0.0
15,700
Fuji Soft, Inc.
688,169
0.3
7,900
Fujikura Kasei Co. Ltd.
24,499
0.0
50,900
Fujikura Ltd.
418,424
0.2
2,000
Fujimori Kogyo Co. Ltd.
55,238
0.0
21,600
Fujitsu General Ltd.
316,486
0.1
2,200
Fukuda Denshi Co. Ltd.
117,307
0.1
700
Fukushima Galilei Co. Ltd.
24,380
0.0
7,900  FULLCAST Holdings Co.
Ltd.
95,377
0.1
7,000
Furyu Corp.
63,455
0.0
5,200  Fuso Pharmaceutical
Industries Ltd.
77,839
0.0
8,500
Futaba Industrial Co. Ltd.
51,226
0.0
9,200
Future Corp.
109,192
0.1
6,000  Fuyo General Lease Co.
Ltd.
536,558
0.2
13,200
Gakken Holdings Co. Ltd.
91,231
0.1
3,200
Gecoss Corp.
25,407
0.0
1,100
Genki Sushi Co. Ltd.
29,834
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,600  Global Link Management
KK
$ 28,072
0.0
11,700
Glory Ltd.
241,739
0.1
5,000
Goldwin, Inc.
336,346
0.1
13,900
(1)
GungHo Online
Entertainment, Inc.
233,692
0.1
3,600
Hanwa Co. Ltd.
131,675
0.1
11,800
(1)
Hennge KK
100,377
0.1
1,400
Hioki EE Corp.
62,126
0.0
2,900
Hirakawa Hewtech Corp.
27,579
0.0
10,100  Hisamitsu Pharmaceutical
Co., Inc.
287,873
0.1
79,900
Hitachi Zosen Corp.
493,008
0.2
2,000
Hochiki Corp.
26,872
0.0
2,200  Hodogaya Chemical Co.
Ltd.
54,389
0.0
2,400
Hokkan Holdings Ltd.
28,468
0.0
5,100  Hokuhoku Financial
Group, Inc.
54,030
0.0
12,300
Horiba Ltd.
986,879
0.4
3,600
HS Holdings Co. Ltd.
25,421
0.0
19,100
Ichikoh Industries Ltd.
75,666
0.0
3,100
ID Holdings Corp.
35,279
0.0
1,600
Idec Corp./Japan
32,018
0.0
1,300
IG Port, Inc.
44,525
0.0
6,000
IMAGICA GROUP, Inc.
26,404
0.0
5,300
I-Net Corp./Kanagawa
72,002
0.0
1,800
Infocom Corp.
29,886
0.0
63,800  INFRONEER Holdings,
Inc.
666,931
0.3
1,100  Integrated Design &
Engineering Holdings Co.
Ltd.
26,760
0.0
3,500
Intelligent Wave, Inc.
25,379
0.0
51,600  Internet Initiative Japan,
Inc.
1,000,597
0.4
1,064  Invincible Investment
Corp.
437,412
0.2
5,900
I-PEX, Inc.
71,925
0.0
4,400
Iriso Electronics Co. Ltd.
102,895
0.1
2,100
ISB Corp.
22,353
0.0
2,700
ITmedia, Inc.
19,306
0.0
900
Itochu-Shokuhin Co. Ltd.
45,981
0.0
17,500
Itoki Corp.
178,201
0.1
4,200
Iwaki Co. Ltd.
63,030
0.0
55,700
J Front Retailing Co. Ltd.
515,856
0.2
28,000
(2)
J Trust Co. Ltd.
90,605
0.1
8,400
JAC Recruitment Co. Ltd.
38,378
0.0
3,800
(1)
Jade Group, Inc./Japan
49,910
0.0
1,700  Japan Elevator Service
Holdings Co. Ltd.
25,690
0.0
16,000
Japan Lifeline Co. Ltd.
142,771
0.1
16,500  Japan Medical Dynamic
Marketing, Inc.
83,610
0.0
9,000  Japan System Techniques
Co. Ltd.
200,312
0.1
5,300
Japan Transcity Corp.
22,670
0.0
1,900
Japaniace Co. Ltd.
49,807
0.0
3,400
JBCC Holdings, Inc.
87,834
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
3,800  JCR Pharmaceuticals
Co. Ltd.
$ 27,999
0.0
2,400
JCU Corp.
60,568
0.0
19,900
Jeol Ltd.
909,706
0.4
1,400
JFE Systems, Inc.
38,265
0.0
29,200
JGC Holdings Corp.
342,033
0.1
6,600
JK Holdings Co. Ltd.
47,850
0.0
5,500
J-Stream, Inc.
14,638
0.0
3,700
Justsystems Corp.
77,307
0.0
400
JUTEC Holdings Corp.
3,634
0.0
9,200
Kakaku.com, Inc.
104,653
0.1
243
Kamei Corp.
3,195
0.0
14,400
Kaneka Corp.
350,171
0.1
7,000
Kanematsu Corp.
108,530
0.1
2,500  Katakura Industries Co.
Ltd.
28,794
0.0
5,700
Kato Works Co. Ltd.
59,061
0.0
1,600  KAWADA
TECHNOLOGIES, Inc.
82,219
0.0
272  Kenedix Office Investment
Corp.
295,050
0.1
1,200
KFC Ltd.
12,687
0.0
2,260
Kimura Unity Co. Ltd.
23,701
0.0
5,300
Kita-Nippon Bank Ltd.
80,955
0.0
11,100
Kitz Corp.
90,753
0.1
2,700
Koa Corp.
27,627
0.0
3,000  Koa Shoji Holdings Co.
Ltd.
15,582
0.0
800  Koike Sanso Kogyo Co.
Ltd.
24,259
0.0
4,500
Komori Corp.
40,333
0.0
65,000
(1)
Konica Minolta, Inc.
178,374
0.1
2,300
Konishi Co. Ltd.
22,026
0.0
3,900  Konoike Transport Co.
Ltd.
51,883
0.0
4,000
KRS Corp.
25,402
0.0
1,500
KSK Co. Ltd./Inagi
31,162
0.0
3,100
Kuriyama Holdings Corp.
20,236
0.0
2,200  Kyowa Electronic
Instruments Co. Ltd.
6,506
0.0
5,100  Kyushu Leasing Service
Co. Ltd.
39,901
0.0
4,100
LAC Co. Ltd.
20,270
0.0
15,500
LIFULL Co. Ltd.
20,350
0.0
4,600
Linical Co. Ltd.
16,000
0.0
3,600  M&A Capital Partners Co.
Ltd.
55,444
0.0
5,900
Maezawa Industries, Inc.
43,096
0.0
2,900  Makino Milling Machine
Co. Ltd.
117,464
0.1
1,600
Makiya Co. Ltd.
12,252
0.0
11,900
Mandom Corp.
103,594
0.1
1,300  Maruzen Showa Unyu
Co. Ltd.
35,891
0.0
2,600
Marvelous, Inc.
13,195
0.0
12,800  Matching Service Japan
Co. Ltd.
108,115
0.1
2,100
Matsuoka Corp.
23,008
0.0
8,000
Maxell Ltd.
87,988
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
204,400  Mebuki Financial Group,
Inc.
$ 611,809
0.2
4,500
(1)
Media Do Co. Ltd.
38,338
0.0
6,000
MedPeer, Inc.
28,401
0.0
6,800
Megachips Corp.
219,562
0.1
7,400
Meidensha Corp.
132,647
0.1
2,000  Meiji Electric Industries
Co. Ltd.
19,925
0.0
4,800  Meiji Shipping Group Co.
Ltd.
26,103
0.0
2,200  MEITEC Group Holdings,
Inc.
43,523
0.0
3,400
Melco Holdings, Inc.
75,659
0.0
6,300
Menicon Co. Ltd.
91,489
0.1
18,000
Micronics Japan Co. Ltd.
534,480
0.2
4,000  Mimaki Engineering Co.
Ltd.
24,927
0.0
1,600  Mimasu Semiconductor
Industry Co. Ltd.
34,484
0.0
15,800
Mito Securities Co. Ltd.
49,757
0.0
22,600  Mitsubishi Gas Chemical
Co., Inc.
369,078
0.2
1,200  Mitsubishi Kakoki Kaisha
Ltd.
29,404
0.0
7,000  Mitsubishi Logisnext Co.
Ltd.
72,499
0.0
3,100  Mitsubishi Shokuhin Co.
Ltd.
105,388
0.1
6,100  Mitsui-Soko Holdings Co.
Ltd.
203,744
0.1
5,200
Miura Co. Ltd.
95,023
0.1
4,600
(2)
Mizuho Medy Co. Ltd.
108,852
0.1
20,900  Morinaga Milk Industry
Co. Ltd.
428,001
0.2
1,400  Moriroku Holdings Co.
Ltd.
26,530
0.0
800
Morishita Jintan Co. Ltd.
12,958
0.0
2,400
Morita Holdings Corp.
25,918
0.0
13,900
MRK Holdings, Inc.
10,943
0.0
7,000
Mugen Estate Co. Ltd.
55,608
0.0
2,000
Murakami Corp.
61,204
0.0
1,900
Mutoh Holdings Co. Ltd.
27,700
0.0
1,900
Naigai Trans Line Ltd.
31,644
0.0
47,900
Nakanishi, Inc.
783,924
0.3
10,287
Nakano Corp./Tokyo
34,991
0.0
1,200
Nanyo Corp.
18,056
0.0
1,300
Nareru Group, Inc.
28,190
0.0
3,100
Needs Well, Inc.
16,396
0.0
2,900
NEOJAPAN, Inc.
20,321
0.0
19,200  NET One Systems Co.
Ltd.
312,175
0.1
1,100
Nichias Corp.
25,712
0.0
5,200
Nichiban Co. Ltd.
61,177
0.0
47,200
Nichicon Corp.
412,520
0.2
4,400
Nihon Chouzai Co. Ltd.
41,974
0.0
3,200
Nihon Denkei Co. Ltd.
44,578
0.0
1,600
Nihon Falcom Corp.
13,033
0.0
3,900
Nihon Flush Co. Ltd.
24,858
0.0
4,300
Nihon Kohden Corp.
131,051
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
20,700  Nihon M&A Center
Holdings, Inc.
$ 124,425
0.1
2,700
Nihon Trim Co. Ltd.
58,343
0.0
82  Nippon Accommodations
Fund, Inc.
341,377
0.1
9,000
Nippon Ceramic Co. Ltd.
162,985
0.1
2,000  Nippon Chemical
Industrial Co. Ltd.
26,625
0.0
1,700
Nippon Concept Corp.
20,158
0.0
13,300
Nippon Shinyaku Co. Ltd.
469,862
0.2
2,300
Nippon Shokubai Co. Ltd.
86,526
0.0
13,000  Nippon Thompson Co.
Ltd.
52,058
0.0
11,100
Nipro Corp.
89,390
0.1
3,500
Nishimoto Co. Ltd.
147,488
0.1
5,600  Nishi-Nippon Financial
Holdings, Inc.
64,479
0.0
54,818  Nissan Tokyo Sales
Holdings Co. Ltd.
179,999
0.1
800  Nissei ASB Machine Co.
Ltd.
23,210
0.0
8,531  Nisshin Group Holdings
Co. Ltd.
30,310
0.0
8,000
Nisshinbo Holdings, Inc.
66,027
0.0
8,600
Nisso Holdings Co. Ltd.
49,922
0.0
116,300
Nissui Corp.
635,457
0.3
11,500
Nitto Boseki Co. Ltd.
392,697
0.2
1,300
Nitto Kogyo Corp.
35,377
0.0
13,000
Nitto Seiko Co. Ltd.
48,211
0.0
3,400
NJS Co. Ltd.
63,737
0.0
7,200
Noritz Corp.
75,844
0.0
3,400
NPR-RIKEN Corp.
61,817
0.0
1,600
NS Solutions Corp.
53,365
0.0
2,900
NSD Co. Ltd.
54,421
0.0
2,100
NSW, Inc./Japan
41,910
0.0
36,100
NTN Corp.
66,018
0.0
1,400  OBIC Business
Consultants Co. Ltd.
67,704
0.0
1,200
Ochi Holdings Co. Ltd.
12,732
0.0
4,600
Ohba Co. Ltd.
31,589
0.0
1,600
OIE Sangyo Co. Ltd.
19,475
0.0
1,800
Oiles Corp.
26,039
0.0
1,300
Oita Bank Ltd.
23,834
0.0
8,100
Okabe Co. Ltd.
44,114
0.0
2,000
Okada Aiyon Corp.
37,410
0.0
1,000
Okamoto Industries, Inc.
33,884
0.0
4,700
OKUMA Corp.
211,472
0.1
4,700
(1)
Optim Corp.
30,164
0.0
17,400
Optorun Co. Ltd.
201,058
0.1
1,000
Origin Co. Ltd.
8,329
0.0
7,800
Oro Co. Ltd.
154,023
0.1
46,800
(1)
Park24 Co. Ltd.
611,526
0.2
16,000
Parker Corp.
89,069
0.1
1,800
Pasco Corp.
22,568
0.0
2,200
PCA Corp.
23,831
0.0
5,700
Pegasus Co. Ltd.
17,234
0.0
103,100
Persol Holdings Co. Ltd.
163,899
0.1
3,400
Pickles Holdings Co. Ltd.
29,711
0.0
6,900
Pilot Corp.
192,688
0.1
10,900
Pole To Win Holdings, Inc.
36,974
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,900
Prestige International, Inc.
$ 20,120
0.0
100
Pronexus, Inc.
879
0.0
7,300
QB Net Holdings Co. Ltd.
74,967
0.0
2,600
Rasa Corp.
29,781
0.0
97,900
Rengo Co. Ltd.
634,887
0.3
23,800
Resorttrust, Inc.
413,729
0.2
2,400  Rheon Automatic
Machinery Co. Ltd.
25,054
0.0
2,100  Ride On Express Holdings
Co. Ltd.
14,794
0.0
11,500
Riken Technos Corp.
67,497
0.0
2,500
Riken Vitamin Co. Ltd.
39,150
0.0
4,100
Riso Kagaku Corp.
82,858
0.0
115,100
Round One Corp.
509,782
0.2
2,200
Ryohin Keikaku Co. Ltd.
34,208
0.0
4,500
Sac's Bar Holdings, Inc.
25,744
0.0
1,000  Saison Information
Systems Co. Ltd.
13,593
0.0
10,400
Sakata INX Corp.
100,342
0.1
2,800
San Holdings, Inc.
21,473
0.0
2,000  San ju San Financial
Group, Inc.
26,225
0.0
800
Sanken Electric Co. Ltd.
36,755
0.0
13,000
Sankyo Co. Ltd.
795,165
0.3
1,519
Sankyo Frontier Co. Ltd.
43,511
0.0
12,400
Sankyu, Inc.
463,540
0.2
8,800
(1)
Sansan, Inc.
81,921
0.0
2,400
Sansei Technologies, Inc.
21,104
0.0
18,100  Sansha Electric
Manufacturing Co. Ltd.
209,549
0.1
67,900  Santen Pharmaceutical
Co. Ltd.
685,948
0.3
48,200
Sanwa Holdings Corp.
736,698
0.3
500
Sanyo Denki Co. Ltd.
20,790
0.0
1,800
Sanyo Shokai Ltd.
32,904
0.0
4,300
Sanyo Trading Co. Ltd.
38,315
0.0
2,400
Sato Shoji Corp.
25,803
0.0
2,200  Sawai Group Holdings
Co. Ltd.
83,270
0.0
1,900
Saxa Holdings, Inc.
36,230
0.0
5,900
SB Technology Corp.
99,354
0.1
6,100  SBI Global Asset
Management Co. Ltd.
28,957
0.0
9,500
Scroll Corp.
65,626
0.0
3,600
Seed Co. Ltd./Tokyo
19,242
0.0
1,500
Seika Corp.
31,743
0.0
4,700
Seino Holdings Co. Ltd.
68,638
0.0
6,600
Sekisui Kasei Co. Ltd.
22,552
0.0
10,600
SERAKU Co. Ltd.
84,932
0.0
2,800  Shibaura Electronics Co.
Ltd.
103,979
0.1
1,900  Shibaura Machine Co.
Ltd.
46,065
0.0
1,400  Shibusawa Warehouse
Co. Ltd.
29,676
0.0
1,600
Shibuya Corp.
27,192
0.0
5,600
Shimamura Co. Ltd.
614,368
0.2
2,800
Shimojima Co. Ltd.
25,068
0.0
2,100
(2)
Shin Maint Holdings Co.
Ltd.
21,118
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
5,500  Shinagawa Refractories
Co. Ltd.
$ 74,717
0.0
7,400
Shizuoka Gas Co. Ltd.
50,555
0.0
15,800
SIGMAXYZ Holdings, Inc.
148,134
0.1
3,700  Sinfonia Technology Co.
Ltd.
59,077
0.0
4,000
Sinko Industries Ltd.
82,593
0.0
1,700
SK-Electronics Co. Ltd.
46,954
0.0
900
SMK Corp.
15,267
0.0
7,700
SMS Co. Ltd.
139,063
0.1
17,700
Socionext, Inc.
405,650
0.2
4,800
Sodick Co. Ltd.
23,101
0.0
7,700
Softcreate Holdings Corp.
90,606
0.1
5,569  Soken Chemical &
Engineering Co. Ltd.
106,928
0.1
4,600
Soliton Systems KK
44,257
0.0
4,400
SPK Corp.
60,900
0.0
2,600
Sprix, Inc.
14,419
0.0
1,900
St Marc Holdings Co. Ltd.
29,471
0.0
6,000  Star Mica Holdings Co.
Ltd.
24,437
0.0
3,300
Star Micronics Co. Ltd.
39,383
0.0
3,200
Startia Holdings, Inc.
32,340
0.0
2,600
St-Care Holding Corp.
17,461
0.0
11,300  Sumitomo Bakelite Co.
Ltd.
561,582
0.2
19,000  Sumitomo Forestry Co.
Ltd.
558,510
0.2
18,600  Sumitomo Pharma Co.
Ltd.
54,600
0.0
4,800
Sumitomo Riko Co. Ltd.
41,251
0.0
4,000  Sumitomo Rubber
Industries Ltd.
46,338
0.0
1,000  Sumitomo Seika
Chemicals Co. Ltd.
35,439
0.0
5,300  Sun Frontier Fudousan
Co. Ltd.
63,384
0.0
7,100
(1)(2)
Sun*, Inc.
46,461
0.0
3,200
Sun-Wa Technos Corp.
50,639
0.0
5,300  Suzuken Co. Ltd./Aichi
Japan
164,517
0.1
1,100
System Research Co. Ltd.
22,252
0.0
4,200
System Support, Inc.
55,957
0.0
2,690
Tachikawa Corp.
26,061
0.0
1,000
Taihei Dengyo Kaisha Ltd.
30,204
0.0
4,300
Taiyo Holdings Co. Ltd.
94,745
0.1
1,700
Takaoka Toko Co. Ltd.
27,613
0.0
4,200
Takara & Co. Ltd.
80,366
0.0
1,500  Takasago International
Corp.
35,823
0.0
1,200  Takasago Thermal
Engineering Co. Ltd.
27,727
0.0
20,800  Takeuchi Manufacturing
Co. Ltd.
711,105
0.3
7,600
Takuma Co. Ltd.
89,424
0.1
2,400  Tanabe Consulting Group
Co. Ltd.
17,769
0.0
2,100
TDC Soft, Inc.
32,478
0.0
6,300
TechMatrix Corp.
67,298
0.0
800
Techno Medica Co. Ltd.
10,687
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,100
Techno Quartz, Inc.
$ 42,308
0.0
4,300
Tecnos Japan, Inc.
18,672
0.0
2,200
Temairazu, Inc.
42,658
0.0
1,800
Tenma Corp.
27,714
0.0
2,000
Terasaki Electric Co. Ltd.
26,630
0.0
1,600
TKC Corp.
41,445
0.0
24,300
TOA ROAD Corp.
1,166,480
0.4
5,900
Tocalo Co. Ltd.
62,759
0.0
22,900
Tochigi Bank Ltd.
49,021
0.0
2,700  Togami Electric
Manufacturing Co. Ltd.
45,742
0.0
1,400
Toho Co. Ltd./Kobe
27,016
0.0
2,400
Toho Gas Co. Ltd.
48,216
0.0
4,500
Toho Holdings Co. Ltd.
97,463
0.1
2,500  Tokyo Rope
Manufacturing Co. Ltd.
23,497
0.0
13,000
Tokyo Seimitsu Co. Ltd.
842,058
0.3
37,500
Tokyo Tatemono Co. Ltd.
577,948
0.2
60,900  Tokyu Fudosan Holdings
Corp.
407,273
0.2
11,100
Toli Corp.
25,744
0.0
15,300
TOMONY Holdings, Inc.
42,130
0.0
8,700
Tomy Co. Ltd.
142,738
0.1
1,800
Tonami Holdings Co. Ltd.
57,793
0.0
3,000
Topre Corp.
43,666
0.0
2,500
Topy Industries Ltd.
49,039
0.0
5,700
Toshiba TEC Corp.
118,250
0.1
13,600
Towa Bank Ltd.
58,777
0.0
1,900  Towa Pharmaceutical Co.
Ltd.
33,249
0.0
3,700
Toyo Denki Seizo KK
27,009
0.0
12,300
(1)
Toyo Engineering Corp.
67,354
0.0
13,200
Toyo Suisan Kaisha Ltd.
687,344
0.3
37,800
Toyo Tire Corp.
625,904
0.2
26,900
Toyoda Gosei Co. Ltd.
519,397
0.2
2,500
TPR Co. Ltd.
33,402
0.0
19,700
Traders Holdings Co. Ltd.
78,053
0.0
1,800
Transaction Co. Ltd.
30,096
0.0
6,600
Transcosmos, Inc.
137,816
0.1
6,900
Trusco Nakayama Corp.
117,882
0.1
4,000
Tsubakimoto Chain Co.
115,682
0.1
800  Tsubakimoto Kogyo Co.
Ltd.
36,286
0.0
7,100
Tsugami Corp.
57,337
0.0
7,800
TYK Corp./Tokyo
26,605
0.0
11,800
Ubicom Holdings, Inc.
119,699
0.1
1,100
Uchida Yoko Co. Ltd.
56,820
0.0
1,900
(2)
ULS Group, Inc.
52,761
0.0
1,100
Union Tool Co.
25,334
0.0
1,500
UNIRITA, Inc.
20,258
0.0
5,100
United Arrows Ltd.
66,882
0.0
11,200
UNITED, Inc./Japan
70,553
0.0
1,300
(1)
UT Group Co. Ltd.
20,829
0.0
3,300
V Technology Co. Ltd.
60,672
0.0
6,600
ValueCommerce Co. Ltd.
56,290
0.0
2,200
Vertex Corp./Japan
26,478
0.0
6,100
(1)
Vision, Inc./Tokyo Japan
48,421
0.0
600
WDB coco Co. Ltd.
18,686
0.0
5,500
Will Group, Inc.
45,074
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
4,600
WingArc1st, Inc.
$ 87,509
0.0
1,400
World Holdings Co. Ltd.
28,497
0.0
3,400
Wowow, Inc.
25,926
0.0
8,000
YAMABIKO Corp.
89,646
0.1
2,300  YAMADA Consulting
Group Co. Ltd.
28,459
0.0
69,600  Yamaguchi Financial
Group, Inc.
661,553
0.3
2,300  Yamaichi Electronics Co.
Ltd.
32,955
0.0
17,800
Yokowo Co. Ltd.
173,205
0.1
5,400
Yorozu Corp.
34,700
0.0
3,000
Yossix Holdings Co. Ltd.
61,231
0.0
3,400  Yushin Precision
Equipment Co. Ltd.
15,532
0.0
1,700
Zaoh Co. Ltd.
28,911
0.0
7,100
Zenrin Co. Ltd.
42,700
0.0
2,000  ZERIA Pharmaceutical
Co. Ltd.
27,699
0.0
16,700
ZIGExN Co. Ltd.
59,717
0.0
58,796,516
21.7
Jersey : 0.1%
62,615
(1)
Arcadium Lithium PLC
319,592
0.1
Jordan : 0.9%
94,846  Hikma Pharmaceuticals
PLC
2,313,961
0.9
Liechtenstein : 0.0%
442  Liechtensteinische
Landesbank AG
35,137
0.0
Macao : 0.1%
270,400
(1)
MGM China Holdings Ltd.
335,719
0.1
Malaysia : 0.2%
7,500
Allianz Malaysia Bhd
30,349
0.0
249,300  CCK Consolidated
Holdings BHD
47,144
0.0
47,000
CSC Steel Holdings Bhd
12,393
0.0
60,700  Dayang Enterprise
Holdings Bhd
26,186
0.0
47,000
Deleum Bhd
11,009
0.0
287,300
Kelington Group Bhd
133,183
0.1
58,500
(1)
KSL Holdings Bhd
18,862
0.0
20,754
Kumpulan Fima BHD
8,161
0.0
217,900
LBS Bina Group Bhd
29,154
0.0
364,100  Leong Hup International
Bhd
42,722
0.0
6,600
LPI Capital Bhd
17,286
0.0
481,200
Malayan Flour Mills Bhd
65,014
0.1
23,900
MKH Bhd
7,478
0.0
173,700
REDtone Digital Bhd
30,664
0.0
24,200
Sarawak Plantation Bhd
11,222
0.0
141,300
Spritzer BHD
64,825
0.0
42,900  Syarikat Takaful Malaysia
Keluarga Bhd
34,374
0.0
59,200
Teo Seng Capital Bhd
23,154
0.0
613,180
0.2
Netherlands : 2.4%
18,799
ASR Nederland NV
885,927
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Netherlands (continued)
6,246  BE Semiconductor
Industries NV
$ 938,634
0.3
7,994
(3)
Euronext NV
703,127
0.3
41,283
(1)
Fugro NV
762,198
0.3
258,307  Koninklijke BAM Groep
NV
713,127
0.3
578
Nedap NV
39,683
0.0
16,178
OCI NV
462,106
0.2
452,892
(1)
Pharming Group NV
570,951
0.2
24,347
Randstad NV
1,384,371
0.5
1,143
TKH Group NV
46,026
0.0
2,219
Van Lanschot Kempen NV
66,809
0.0
64
Vastned Retail NV
1,413
0.0
6,574,372
2.4
New Zealand : 0.1%
46,798
Air New Zealand Ltd.
18,164
0.0
8,037
Scales Corp. Ltd.
16,359
0.0
51,430  SKY Network Television
Ltd.
87,787
0.1
122,310
0.1
Norway : 0.8%
29,187  ABG Sundal Collier
Holding ASA
17,511
0.0
67,141
Belships ASA
139,807
0.1
170
Bouvet ASA
997
0.0
8,968
(1)
DOF Group ASA
48,410
0.0
14,847
Ecit AS - Class B
10,757
0.0
11,158
Elopak ASA
31,775
0.0
62,692
Hoegh Autoliners ASA
631,257
0.2
320
Medistim ASA
6,511
0.0
242,488  MPC Container Ships
ASA
364,511
0.1
9,284  Nordic American Tankers
Ltd.
41,314
0.0
139,870
(1)
Norwegian Air Shuttle
ASA
171,246
0.1
2,740
Odfjell SE - Class A
37,478
0.0
26,933
OKEA ASA
58,862
0.0
2,223
Protector Forsikring ASA
39,864
0.0
50,921
Reach Subsea ASA
21,303
0.0
65,478
(1)
SATS ASA
117,045
0.1
1,938
SpareBank 1 Nord Norge
19,090
0.0
3,785
Sparebanken More
30,648
0.0
5,460
Stolt-Nielsen Ltd.
204,084
0.1
20,240  Wallenius Wilhelmsen
ASA
196,762
0.1
10,282  Western Bulk Chartering
AS
25,712
0.0
2,084  Wilh Wilhelmsen Holding
ASA - Class A
72,919
0.0
2,287,863
0.8
Philippines : 0.0%
18,300
Ginebra San Miguel, Inc.
53,442
0.0
1,430,000
Megaworld Corp.
49,788
0.0
103,230
0.0
Poland : 0.6%
14,461
Arctic Paper SA
79,092
0.0
1,875  Asseco South Eastern
Europe SA
25,099
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Poland (continued)
114,705
(1)(2)
Bank Millennium SA
$ 240,153
0.1
1,206
(1)
BNPP Bank Polska SA
26,143
0.0
12
Budimex SA
2,056
0.0
36,234
Develia SA
44,703
0.0
93,233
(1)(2)
Enea SA
221,689
0.1
11,747
(1)(2)
Jastrzebska Spolka
Weglowa SA
126,530
0.1
5,039
LiveChat Software SA
122,069
0.0
194,338
(1)
PGE Polska Grupa
Energetyczna SA
409,227
0.2
21,412
(1)
PKP Cargo SA
74,842
0.0
204
(2)
Stalprodukt SA
11,896
0.0
150,006
(1)
Tauron Polska Energia SA
137,123
0.1
1,520,622
0.6
Portugal : 0.3%
1,854,444
(1)
Banco Comercial
Portugues SA - Class R
539,451
0.2
34,981
Mota-Engil SGPS SA
200,633
0.1
56,765
Sonae SGPS SA
54,876
0.0
794,960
0.3
Singapore : 0.9%
3,502
Boustead Singapore Ltd.
2,268
0.0
86,634  China Sunsine Chemical
Holdings Ltd.
25,509
0.0
29,800
CSE Global Ltd.
8,956
0.0
415,300  Frasers Logistics &
Commercial Trust
345,713
0.1
30,600
Frasers Property Ltd.
19,823
0.0
126,327
Hafnia Ltd.
918,632
0.4
553,000
(1)
IGG, Inc.
196,833
0.1
114,100  Pacific Century Regional
Developments Ltd.
23,815
0.0
52,600  Samudera Shipping Line
Ltd.
26,749
0.0
20,400
Sarine Technologies Ltd.
4,486
0.0
202,200
Sembcorp Industries Ltd.
850,957
0.3
83,600
Sing Holdings Ltd.
20,565
0.0
19,950  Sing Investments &
Finance Ltd.
14,648
0.0
31,892
Tai Sin Electric Ltd.
9,390
0.0
56,351  Tiong Woon Corp. Holding
Ltd.
19,533
0.0
2,487,877
0.9
South Africa : 0.6%
76,845  Harmony Gold Mining Co.
Ltd., ADR
475,671
0.2
102,043
Investec PLC - ZAR
675,182
0.3
8,994
JOYY, Inc., ADR
275,756
0.1
46,729  Momentum Metropolitan
Holdings
52,338
0.0
1,478,947
0.6
South Korea : 3.1%
1,452
(1)
Advanced Process
Systems Corp.
23,097
0.0
1,437
(1)
AfreecaTV Co. Ltd.
111,534
0.1
4,777
(1)(4)
Ajin Industrial Co. Ltd.
14,818
0.0
1,307
(1)
AK Holdings, Inc.
15,715
0.0
2
ASIA Holdings Co. Ltd.
286
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
16,487
(1)
Atinum Investment Co.
Ltd.
$ 37,939
0.0
4,646
Baiksan Co. Ltd.
34,458
0.0
857
(1)
Binggrae Co. Ltd.
33,735
0.0
41,646
BNK Financial Group, Inc.
234,229
0.1
13,919
(1)
Byucksan Corp.
25,786
0.0
4,725
Cheil Worldwide, Inc.
65,032
0.0
1,416
(1)
CJ Logistics Corp.
144,104
0.1
20,987
(1)
Classys, Inc.
482,837
0.2
711
Com2uSCorp
24,235
0.0
2,725
(1)
Cuckoo Holdings Co. Ltd.
32,330
0.0
33,171
(1)
Dae Hyun Co. Ltd.
48,832
0.0
6,145
(1)
Daewon San Up Co. Ltd.
28,132
0.0
2,978
(1)
Daihan Pharmaceutical
Co. Ltd.
62,755
0.0
5,771
(1)
Dentium Co. Ltd.
488,138
0.2
11,558
(1)
DGB Financial Group, Inc.
77,991
0.0
4,561
(1)
DMS Co. Ltd.
21,322
0.0
1,584
(1)
Dongwon F&B Co. Ltd.
39,026
0.0
1,516
(1)
DoubleUGames Co. Ltd.
47,676
0.0
2,267
(1)
DY POWER Corp.
21,348
0.0
8,077
(1)
Eusu Holdings Co. Ltd.
36,610
0.0
1,300
(1)
Fursys, Inc.
29,806
0.0
3,062
(1)
Gabia, Inc.
39,448
0.0
4,528
(1)
Global Standard
Technology Co. Ltd.
111,687
0.1
4,625
H.PIO Co. Ltd.
27,267
0.0
386
(1)
Hankook Shell Oil Co. Ltd.
65,652
0.0
2,100
(1)
Hanmi Pharm Co. Ltd.
509,495
0.2
7,491
(1)
Hansol Technics Co. Ltd.
37,611
0.0
4,922
(1)
Hanyang Securities Co.
Ltd.
34,976
0.0
941
(1)
HD Hyundai Construction
Equipment Co. Ltd.
35,795
0.0
6,127
(1)
HD Hyundai Electric Co.
Ltd.
469,225
0.2
8,344
(1)
Heungkuk Fire & Marine
Insurance Co. Ltd.
20,977
0.0
4,030
(1)
Hyundai Ezwel Co. Ltd.
17,168
0.0
3,456
(1)
Hyundai Livart Furniture
Co. Ltd.
19,902
0.0
2,040
(1)
IDIS Holdings Co. Ltd.
17,241
0.0
2,604
(1)
Incross Co. Ltd.
21,256
0.0
28,970  JB Financial Group Co.
Ltd.
248,577
0.1
1,918
JS Corp.
26,942
0.0
4,796
(1)
KC Tech Co. Ltd./New
102,556
0.1
3,015
(1)
Kolon Corp.
38,182
0.0
38,154
(1)
Korea Asset In Trust Co.
Ltd.
92,225
0.1
396
KPX Chemical Co. Ltd.
12,828
0.0
3,470
(1)
LEADCORP, Inc.
15,028
0.0
2,498
(1)
LEENO Industrial, Inc.
371,662
0.2
73
(1)
LF Corp.
715
0.0
13,775
Lock&Lock Co. Ltd.
58,952
0.0
7,130
(1)
LOT Vacuum Co. Ltd.
103,660
0.1
9,438
(1)
LOTTE Fine Chemical
Co. Ltd.
351,162
0.1
1,941
LX Hausys Ltd.
56,317
0.0
2,831
(1)
Maeil Dairies Co. Ltd.
85,376
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea (continued)
2,191
Mcnex Co. Ltd.
$ 41,856
0.0
2,411
MegaStudy Co. Ltd.
19,371
0.0
1,589
(1)
NeoPharm Co. Ltd.
31,237
0.0
2,576
(1)
Neowiz
48,935
0.0
613
(1)
NEOWIZ HOLDINGS
Corp.
12,093
0.0
4,574
(1)
Nexteel Co. Ltd.
24,042
0.0
685
(1)
Nice Information &
Telecommunication, Inc.
11,137
0.0
8,535
(1)
NICE Information Service
Co. Ltd.
62,899
0.0
1,042
NongShim Co. Ltd.
295,047
0.1
6,191
(1)
NOROO Paint & Coatings
Co. Ltd.
41,063
0.0
3,140
(1)
PHA Co. Ltd.
23,421
0.0
1,034
POONGSAN Corp.
27,956
0.0
3,023
(1)
Rayence Co. Ltd.
20,391
0.0
9,090
(1)
Refine Co. Ltd.
66,686
0.0
87,913
(4)
S&C Engine Group Ltd.
—
—
8,006
(1)
Sam Young Electronics
Co. Ltd.
59,387
0.0
3,844
(1)
Sambo Corrugated Board
Co. Ltd.
29,948
0.0
976
(1)
Samchully Co. Ltd.
68,903
0.0
3,792
(1)
SAMHWA Paints
Industrial Co. Ltd.
17,223
0.0
29,059
(1)
Samsung Engineering
Co. Ltd.
484,689
0.2
9,193
(1)
SeAH Besteel Holdings
Corp.
150,644
0.1
144
(1)
SeAH Holdings Corp.
11,846
0.0
232  SeAH Steel Holdings
Corp.
37,795
0.0
8,893
(1)
Sebang Co. Ltd.
81,548
0.1
11,289
Segyung Hitech Co. Ltd.
58,621
0.0
1,306
(1)
Seoul City Gas Co. Ltd.
57,562
0.0
5,295
(1)
Seoyon Co. Ltd.
32,018
0.0
1,283
(1)
SGC Energy Co. Ltd.
23,056
0.0
1,735
(1)
SJ Group Co. Ltd.
11,070
0.0
770
SK Discovery Co. Ltd.
22,385
0.0
10,720
SNT Dynamics Co. Ltd.
117,509
0.1
23,274
(1)
SOLUM Co. Ltd.
477,639
0.2
1,330
(1)
Spigen Korea Co. Ltd.
34,558
0.0
4,581
(1)
STIC Investments, Inc.
22,005
0.0
126
(1)
Taekwang Industrial Co.
Ltd.
86,756
0.1
8,932
(1)
Tailim Packaging Co. Ltd.
19,728
0.0
3,949
(1)
TK Corp.
37,158
0.0
2,315
(1)
Ubiquoss, Inc.
27,150
0.0
5,491
(1)
Uju Electronics Co. Ltd.
64,842
0.0
4,222
(1)
WiSoL Co. Ltd.
23,528
0.0
11,300
(1)
Youngone Corp.
405,671
0.2
8,363,026
3.1
Spain : 2.5%
64,591
Acerinox SA
681,897
0.3
27,443  ACS Actividades de
Construccion y Servicios
SA
1,082,910
0.4

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Spain (continued)
23,325  Atresmedia Corp. de
Medios de Comunicacion
SA
$ 93,750
0.0
17,136
(1)
Audax Renovables SA
24,234
0.0
787,943
Banco de Sabadell SA
1,022,696
0.4
169,383
Bankinter SA
1,045,787
0.4
20,974  Cia de Distribucion
Integral Logista Holdings
SA
593,247
0.2
31,986
Indra Sistemas SA
567,885
0.2
9,511  Laboratorios
Farmaceuticos Rovi SA
655,995
0.2
19,294
(1)
Melia Hotels International
SA
130,544
0.1
80,412  Merlin Properties Socimi
SA
818,850
0.3
7,389
Naturhouse Health SAU
12,776
0.0
177,594
(1)
Obrascon Huarte Lain SA
77,806
0.0
28,058  Prosegur Cia de
Seguridad SA
53,090
0.0
6,861,467
2.5
Sweden : 2.2%
58,720
Alleima AB
389,827
0.1
17,284
Alligo AB - Class B
219,478
0.1
56,601
Arjo AB - Class B
264,926
0.1
20,821
(2)
Avanza Bank Holding AB
418,242
0.2
5,213
B3 Consulting Group AB
45,638
0.0
96
Beijer Alma AB
1,692
0.0
14,518
Betsson AB - Class B
158,001
0.1
17,650
BioGaia AB - Class B
190,973
0.1
10,949
Biotage AB
155,626
0.1
4,973
Bufab AB
176,126
0.1
2
(1)
Careium AB
5
0.0
1,849
Cellavision AB
35,782
0.0
3,712
Clas Ohlson AB - Class B
52,824
0.0
56,026  Corem Property Group AB
- Class B
56,447
0.0
6,300
(1)
Doro AB
12,229
0.0
1,265
Ependion AB
11,852
0.0
11,403
Fagerhult Group AB
72,629
0.0
2,964
G5 Entertainment AB
46,084
0.0
3,434
Hanza AB
26,115
0.0
11,393
Hemnet Group AB
307,586
0.1
5,626
Inwido AB
68,724
0.0
13,535
Lindab International AB
257,012
0.1
13,178
Loomis AB
360,787
0.1
274  Micro Systemation AB -
Class B
1,604
0.0
8,468
Mycronic AB
235,528
0.1
22,866
NCC AB - Class B
292,001
0.1
53,476
(1)(2)
Neobo Fastigheter AB
63,731
0.0
166,960
(1)
Net Insight AB - Class B
85,111
0.0
33,254
Nordic Paper Holding AB
142,031
0.1
13,405
Nyfosa AB
119,900
0.1
5,165
(1)
RaySearch Laboratories
AB
45,512
0.0
8,136
Scandi Standard AB
49,645
0.0
3,204
Solid Forsakring AB
17,884
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
592,809  Storskogen Group AB -
Class B
$ 409,217
0.2
3,729
Systemair AB
26,788
0.0
33,908
(1)(2)
Tobii AB
15,834
0.0
14,592
(1)
Tobii Dynavox AB
58,704
0.0
17,869
Trelleborg AB - Class B
543,882
0.2
1,623
VBG Group AB - Class B
39,935
0.0
2,565
Volati AB
28,049
0.0
58,626
Wihlborgs Fastigheter AB
524,096
0.2
4,925
Zinzino AB
34,358
0.0
6,062,415
2.2
Switzerland : 6.3%
26,218
Accelleron Industries AG
838,970
0.3
20,469
Adecco Group AG
885,142
0.3
360
ALSO Holding AG
105,396
0.0
2,658
Baloise Holding AG, Reg
424,592
0.2
3,150  Banque Cantonale
Vaudoise
403,315
0.2
1,506
(1)
Basilea Pharmaceutica
AG, Reg
59,042
0.0
518
Belimo Holding AG
241,538
0.1
7,542
BKW AG
1,198,186
0.4
981  Bucher Industries AG,
Reg
415,519
0.2
158  Burckhardt Compression
Holding AG
88,396
0.0
558
Burkhalter Holding AG
56,967
0.0
9  Carlo Gavazzi Holding AG
- Class RG
3,254
0.0
86  Cie Financiere Tradition
SA - Class BR
11,909
0.0
2,007
Comet Holding AG, Reg
661,736
0.3
2,595
Flughafen Zurich AG, Reg
535,416
0.2
140
Forbo Holding AG, Reg
164,608
0.1
9,398
(3)
Galenica AG
828,739
0.3
663
Huber + Suhner AG, Reg
47,552
0.0
108
Inficon Holding AG
163,931
0.1
7,152
(1)
Kudelski SA - Class BR
10,360
0.0
4,303
Landis+Gyr Group AG
352,831
0.1
25
LEM Holding SA
57,130
0.0
28,515
Logitech International SA
2,390,506
0.9
5,940
Meier Tobler Group AG
256,061
0.1
17
Metall Zug AG, Reg
28,368
0.0
1,707
Mikron Holding AG, Reg
33,034
0.0
47
(1)
Phoenix Mecano AG
25,108
0.0
7,970  PSP Swiss Property AG,
Reg
1,060,783
0.4
862
Siegfried Holding AG, Reg
858,680
0.3
6,833
Sulzer AG, Reg
660,084
0.3
3,509  Swissquote Group
Holding SA, Reg
880,664
0.3
663
Tecan Group AG, Reg
253,077
0.1
27,847
Temenos AG
2,834,001
1.1
732
u-blox Holding AG
72,144
0.0
684
VZ Holding AG
80,582
0.0
16,987,621
6.3
Taiwan : 1.4%
22,000
Acer, Inc.
32,309
0.0
15,000
ASROCK, Inc.
110,828
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
28,000
(1)
Azurewave Technologies,
Inc.
$ 51,791
0.0
115,000  Chien Kuo Construction
Co. Ltd.
63,380
0.0
1,421  ChipMOS Technologies,
Inc., ADR
38,196
0.0
62,000
CviLux Corp.
86,112
0.0
18,000
Ennoconn Corp.
154,776
0.1
71,000  Everlight Electronics Co.
Ltd.
109,956
0.1
70,000  FocalTech Systems Co.
Ltd.
220,852
0.1
30,000
Getac Holdings Corp.
98,651
0.1
104,000  Giantplus Technology Co.
Ltd.
44,661
0.0
15,000  Global Lighting
Technologies, Inc.
23,638
0.0
26,000  Global Mixed Mode
Technology, Inc.
203,971
0.1
8,891  Himax Technologies, Inc.,
ADR
50,768
0.0
8,000  International Games
System Co. Ltd.
211,645
0.1
18,000
ITE Technology, Inc.
87,407
0.0
3,000
Keystone Microtech Corp.
27,827
0.0
70,670  Kindom Development Co.
Ltd.
89,325
0.0
20,000
Lida Holdings Ltd.
20,549
0.0
7,000
Nishoku Technology, Inc.
23,161
0.0
17,000  Nova Technology Corp./
Taiwan
75,509
0.0
148,000  Orient Semiconductor
Electronics Ltd.
301,176
0.1
27,000
Pixart Imaging, Inc.
137,051
0.1
23,000  Powertech Technology,
Inc.
106,782
0.1
8,000
Promate Solutions Corp.
23,351
0.0
10,000  Raydium Semiconductor
Corp.
119,994
0.1
50,000
Rechi Precision Co. Ltd.
35,282
0.0
19,000  Rich Honour International
Designs Co. Ltd.
34,197
0.0
4,393  Silicon Motion Technology
Corp., ADR
276,671
0.1
36,000  Singatron Enterprise Co.
Ltd.
35,895
0.0
18,000
Sinmag Equipment Corp.
84,459
0.0
36,000
Sitronix Technology Corp.
312,375
0.1
16,000
Sunrex Technology Corp.
28,786
0.0
22,000
Systex Corp.
81,043
0.0
18,000
TaiSol Electronics Co. Ltd.
36,489
0.0
7,000
Tofu Restaurant Co. Ltd.
60,832
0.0
103,000
Ubright Optronics Corp.
195,010
0.1
24,255  Userjoy Technology Co.
Ltd.
60,151
0.0
19,000
Weblink International, Inc.
35,060
0.0
3,789,916
1.4
Thailand : 0.2%
109,600
(2)
After You PCL
28,330
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand (continued)
1,285,800  BTS Rail Mass Transit
Growth Infrastructure
Fund - Class F
$ 129,024
0.1
35,700  MK Restaurants Group
PCL
36,455
0.0
98,900
Pruksa Holding PCL
33,628
0.0
75,600  Quality Construction
Products PCL
31,751
0.0
215,800  Ratchaphruek Hospital
PCL
39,538
0.0
56,900
(2)
Regional Container Lines
PCL
40,497
0.0
105,400
Supalai PCL
58,476
0.0
17,700
Thai Stanley Electric PCL
102,578
0.1
39,300
Zen Corp. Group PCL
9,637
0.0
509,914
0.2
United Arab Emirates : 0.2%
25,524  Commercial Bank of
Dubai PSC
33,704
0.0
98,080  Emaar Development
PJSC
185,600
0.1
166,088
(1)
Gulf Marine Services PLC
33,782
0.0
66,272
TECOM Group PJSC
48,536
0.0
27,455
(1)(2)
Yalla Group Ltd., ADR
140,844
0.1
442,466
0.2
United Kingdom : 9.8%
15,680
4imprint Group PLC
1,075,239
0.4
3,244
(1)
accesso Technology
Group PLC
22,570
0.0
12,301
AG Barr PLC
88,546
0.0
12,352
AJ Bell PLC
49,528
0.0
4,660  Anglo-Eastern Plantations
PLC
40,956
0.0
9,959
Animalcare Group PLC
22,402
0.0
22,973
Atalaya Mining PLC
101,315
0.0
130,499
Balfour Beatty PLC
549,066
0.2
77,246
Beazley PLC
531,727
0.2
10,742
Belvoir Group PLC
35,735
0.0
18,097  Berkeley Group Holdings
PLC
1,095,857
0.4
6,697
Breedon Group PLC
30,851
0.0
91,628
British Land Co. PLC
440,430
0.2
10,920  Bytes Technology Group
PLC
90,654
0.0
21,280
Capital Ltd.
23,193
0.0
19,017
Capricorn Energy PLC
34,945
0.0
7,956
Cerillion PLC
159,810
0.1
5,100
Chesnara PLC
16,974
0.0
57,280
CLS Holdings PLC
71,238
0.0
25,873
Computacenter PLC
945,224
0.4
3,021
Concentric AB
49,651
0.0
171,011
(3)
ConvaTec Group PLC
520,450
0.2
76,177
Costain Group PLC
65,453
0.0
23,124
CVS Group PLC
494,669
0.2
51,272
(1)
Darktrace PLC
222,316
0.1
3,814  Domino's Pizza Group
PLC
16,843
0.0
23,027
dotdigital group PLC
28,540
0.0
288,248
Dowlais Group PLC
329,269
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
53,577
Drax Group PLC
$ 345,737
0.1
24,817
Dunelm Group PLC
341,854
0.1
2,897
(1)
Eagle Eye Solutions
Group PLC
21,294
0.0
190,814
(1)
easyJet PLC
1,335,896
0.5
9,755
FDM Group Holdings PLC
56,806
0.0
2,731  Foresight Group Holdings
Ltd.
15,747
0.0
19,429
(1)
Frasers Group PLC
198,788
0.1
721  Fuller Smith & Turner PLC
- Class A
5,848
0.0
1,030  Games Workshop Group
PLC
129,292
0.1
85,471
(1)
Gem Diamonds Ltd.
12,132
0.0
1,510
Gooch & Housego PLC
12,132
0.0
101,701
Harbour Energy PLC
357,442
0.1
992
Hargreaves Services PLC
5,984
0.0
13,311
Hill & Smith PLC
315,079
0.1
67,467
IG Group Holdings PLC
606,267
0.2
22,564
IMI PLC
478,572
0.2
2,201
(1)
Immunocore Holdings
PLC, ADR
159,110
0.1
65,899
Inchcape PLC
567,439
0.2
3,201  Intermediate Capital
Group PLC
72,167
0.0
75,967  International Personal
Finance PLC
115,527
0.0
46,449
Investec PLC - GBP
302,407
0.1
7,212
(1)
J D Wetherspoon PLC
76,774
0.0
93,719
JET2 PLC
1,586,767
0.6
5,458
Johnson Matthey PLC
112,538
0.0
95,868  Jupiter Fund Management
PLC
96,040
0.0
112,851
Just Group PLC
121,599
0.1
18,667  Knights Group Holdings
PLC
30,754
0.0
43,044  Liontrust Asset
Management PLC
339,753
0.1
187,206  LondonMetric Property
PLC
457,418
0.2
24,278
Macfarlane Group PLC
38,767
0.0
226,676
Man Group PLC/Jersey
681,108
0.3
391,411  Marks & Spencer Group
PLC
1,222,883
0.5
31,691
Mears Group PLC
137,756
0.1
27,649
Mitie Group PLC
36,231
0.0
195,860  Moneysupermarket.com
Group PLC
631,944
0.2
5,425  Morgan Sindall Group
PLC
155,721
0.1
3,725
MP Evans Group PLC
35,972
0.0
14,527
Ninety One PLC
32,494
0.0
18,017
Norcros PLC
43,383
0.0
117,573
OSB Group PLC
669,022
0.3
4,485
Oxford Instruments PLC
126,181
0.1
30,578
Oxford Metrics PLC
39,914
0.0
40,963
Pagegroup PLC
238,070
0.1
350,714  Pan African Resources
PLC
79,647
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
77,708  Paragon Banking Group
PLC
$ 692,112
0.3
16,786
(1)
Paysafe Ltd.
249,776
0.1
80,072
(1)
Playtech PLC
450,955
0.2
27,585  Polar Capital Holdings
PLC
158,543
0.1
122,114
QinetiQ Group PLC
551,494
0.2
2,983
Robert Walters PLC
16,520
0.0
79,042
(1)
S4 Capital PLC
44,073
0.0
51,670
Safestore Holdings PLC
538,103
0.2
324,282
Serco Group PLC
707,628
0.3
23,666
Serica Energy PLC
63,254
0.0
69,803
Severfield PLC
52,546
0.0
11,347
Spectris PLC
528,241
0.2
226,119
Speedy Hire PLC
80,810
0.0
99,335  Spirent Communications
PLC
148,184
0.1
40,308
SThree PLC
208,575
0.1
53,688
Sylvania Platinum Ltd.
39,394
0.0
43,478
Tate & Lyle PLC
343,271
0.1
281,425
Taylor Wimpey PLC
525,417
0.2
1,477  TORM PLC - DKK - Class
A
51,893
0.0
1,133
(2)
TORM PLC - USD - Class
A
40,720
0.0
211,829
Tritax Big Box REIT PLC
443,482
0.2
42,718
Vesuvius PLC
257,209
0.1
25,786  Victorian Plumbing Group
PLC
28,757
0.0
196,808
Virgin Money UK PLC
388,710
0.1
18,468
Weir Group PLC
424,503
0.2
16,976
XPS Pensions Group PLC
44,533
0.0
26,678,410
9.8
United States : 1.6%
2,777
Burford Capital Ltd.
41,766
0.0
37,789
(1)
Carnival PLC, ADR
572,881
0.2
10,226
Civeo Corp.
227,017
0.1
7,359
(1)
Corp America Airports SA
115,905
0.0
21,304
(1)
Ferroglobe PLC
107,798
0.0
16,882
(1)
GigaCloud Technology,
Inc. - Class A
375,118
0.1
2,574
(1)
Gravity Co. Ltd., ADR
166,847
0.1
57,069
(1)
IMAX Corp.
797,254
0.3
20,119  International Game
Technology PLC
522,289
0.2
10,051
Navigator Holdings Ltd.
161,821
0.1
25,281
Sims Ltd.
236,799
0.1
93,506
(1)
Zymeworks, Inc.
1,013,605
0.4
4,339,100
1.6
Total Common Stock
(Cost $249,184,414)
265,406,941
97.9
EXCHANGE-TRADED FUNDS : 1.1%
23,636  iShares MSCI EAFE
Small-Cap ETF
1,425,487
0.5

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS: (continued)
32,422  Vanguard FTSE
Developed Markets ETF
$ 1,536,155
0.6
2,961,642
1.1
Total Exchange-Traded
Funds
(Cost $2,966,166)
2,961,642
1.1
PREFERRED STOCK : 0.2%
Germany : 0.2%
357
Einhell Germany AG
60,186
0.0
7,769
Fuchs Petrolub SE
340,541
0.2
88
KSB SE & Co. KGaA
55,539
0.0
8,138
Schaeffler AG
51,427
0.0
182
STO SE & Co. KGaA
28,834
0.0
1,268
Villeroy & Boch AG
24,666
0.0
561,193
0.2
South Africa : 0.0%
776
Absa Bank Ltd.
30,961
0.0
Total Preferred Stock
(Cost $579,437)
592,154
0.2
Total Long-Term
Investments
(Cost $252,730,017)
268,960,737
99.2
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.4%
Repurchase Agreements : 0.5%
444,719
(5)
Daiwa Capital Markets,
Repurchase Agreement
dated 01/31/2024,
5.340%, due 02/01/2024
(Repurchase Amount
$444,784, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.500%-
7.500%, Market
Value plus accrued
interest $453,613, due
12/12/25-02/01/54)
444,719
0.1
1,000,000
(5)
Deutsche Bank Securities
Inc., Repurchase
Agreement dated
01/31/2024, 5.320%, due
02/01/2024 (Repurchase
Amount $1,000,146,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.000%, Market
Value plus accrued
interest $1,020,000, due
09/15/39-10/20/62)
1,000,000
0.4
Total Repurchase
Agreements
(Cost $1,444,719)
1,444,719
0.5
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 0.9%
2,277,568
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.220%
(Cost $2,277,568) $ 2,277,568 0.9
Total Short-Term
Investments
(Cost $3,722,287)
$ 3,722,287
1.4
Total Investments in
Securities
(Cost $256,452,304) $ 272,683,024 100.6
Liabilities in Excess of
Other Assets (1,647,368) (0.6)
Net Assets $ 271,035,656 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Industrials 22.9%
Information Technology 16.3
Materials 10.5
Consumer Discretionary 10.2
Financials 9.9
Health Care 7.2
Real Estate 5.2
Energy 5.1
Communication Services 4.7
Consumer Staples 3.4
Utilities 2.7
Exchange-Traded Funds 1.1
Short-Term Investments 1.4
Liabilities in Excess of Other Assets (0.6)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ 722,401 $ 16,306,303 $ — $ 17,028,704
Austria 97,023 540,525 — 637,548
Belgium 71,932 1,132,949 — 1,204,881
Bermuda 157,170 447,644 — 604,814
Burkina Faso 372,307 — — 372,307
Canada 22,538,227 — — 22,538,227
Chile 381,280 — — 381,280
China 1,958,621 1,536,949 — 3,495,570
Colombia 103,037 — — 103,037
Denmark 32,471 7,997,894 — 8,030,365
Egypt 44,297 28,153 — 72,450
Finland 129,874 1,663,295 — 1,793,169
France 982,009 18,284,755 — 19,266,764
Germany 146,564 15,287,720 — 15,434,284
Greece 320,583 279,884 — 600,467
Guernsey — 22,294 — 22,294
Hong Kong 322,752 1,296,242 — 1,618,994
India 198,029 625,742 — 823,771
Indonesia 344,065 184,092 — 528,157
Iraq — 27,259 — 27,259
Ireland 1,400,654 1,541,139 — 2,941,793
Israel 4,758,196 48,660 — 4,806,856
Italy 243,747 11,011,582 — 11,255,329
Japan 469,676 58,326,840 — 58,796,516
Jersey 319,592 — — 319,592
Jordan — 2,313,961 — 2,313,961
Liechtenstein 35,137 — — 35,137
Macao — 335,719 — 335,719
Malaysia 241,727 371,453 — 613,180
Netherlands — 6,574,372 — 6,574,372
New Zealand 34,523 87,787 — 122,310
Norway 1,206,510 1,081,353 — 2,287,863
Philippines 103,230 — — 103,230
Poland 311,058 1,209,564 — 1,520,622
Portugal — 794,960 — 794,960
Singapore 117,946 2,369,931 — 2,487,877
South Africa 1,478,947 — — 1,478,947
South Korea 284,505 8,063,703 14,818 8,363,026
Spain 12,776 6,848,691 — 6,861,467
Sweden 461,030 5,601,385 — 6,062,415
Switzerland 482,191 16,505,430 — 16,987,621
Taiwan 489,847 3,300,069 — 3,789,916
Thailand 250,447 259,467 — 509,914
United Arab Emirates 256,866 185,600 — 442,466
United Kingdom 7,481,631 19,196,779 — 26,678,410
United States 4,102,301 236,799 — 4,339,100
Total Common Stock 53,465,179 211,926,944 14,818 265,406,941
Exchange-Traded Funds 2,961,642 — — 2,961,642
Preferred Stock 200,186 391,968 — 592,154
Short-Term Investments 2,277,568 1,444,719 — 3,722,287
Total Investments, at fair value $ 58,904,575 $ 213,763,631 $ 14,818 $ 272,683,024

PORTFOLIO OF INVESTMENTS
as of January 31, 2024 (unaudited) (continued)

Voya Multi-Manager
International Small Cap Fund
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 34,860,076
Gross Unrealized Depreciation (18,629,355)
Net Unrealized Appreciation $ 16,230,721